Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income before taxes are as follows (in thousands):

	Year Ended December 31,
	2017	2018
United States	$(22,358)	$(37,630)
International	—	—
	$(22,358)	$(37,630)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows (in thousands):

	Year Ended December 31,
	2017	2018
Tax at federal statutory rate	$(7,602)	$(7,902)
State taxes, net of federal benefit	(1,155)	(1,582)
Permanent differences	535	289
Loss on Series C warrant liability	—	2,500
Tax Cut and Jobs Act	12,456	—
Change in valuation allowance	(3,832)	6,197
General business credits	(465)	136
Other	69	376
Provision for taxes	$6	$14

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets as of December 31, 2017 and 2018 consist of the following (in thousands):

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carryforwards	$28,056	$33,815
Research and development credits	5,081	4,944
Capitalized start-up costs/Intangibles	19	16
Accruals and reserves	705	1,169
Property and equipment	44	82
Stock-based compensation	197	274
Total deferred tax assets	34,102	40,300
Less: Valuation allowance	(34,102)	(40,300)
Net deferred tax assets	$—	$—

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits from January 1, 2017 to December 31, 2018 is as follows (in thousands):

	December 31,
	2017	2018
Balance at the beginning of year	$551	$615
Increases related to current years’ tax positions	64	118
Increases/(decreases) related to prior years’ tax positions	—	615
Balance at end of year	$615	$1,348